SHAREHOLDERS' EQUITY (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 D USD ($) $ / shares	Dec. 31, 2020 D $ / shares
Warrants
Warrants exercisable period	12 months	12 months
Warrants exercisable in cash period for maintenance of register	90 days	90 days
Warrants expiry term	5 years	5 years
Redemption price (per warrant)	$ 0.01	$ 0.01
Redemption notice period	30 days	30 days
Redemption share price basis	$ 18.00	$ 18.00
Redemption share price basis number of days | D	20	20
Redemption, registration statement to be maintained	30	30
Effective price per share	$ 9.20	$ 9.20
Gross proceeds as percentage if total equity proceeds	60.00%	60.00%
Volume average price for number of days | D	20	20
Adjustment for exercise price of warrants	115.00%	115.00%